Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Balances	The following are related party transactions for the six months ended June 30, 2024 and 2023.
	2024	2023
	(Unaudited)	(Unaudited)
Cost of revenues	$-	$8,663
Fengqi (Beijing) Zhineng Technology Co., Ltd (1)	-	8,663
(1)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil and $8,663 for the six months ended June 30, 2024 and 2023, respectively.
The following are related party balances as of December 31, 2023 and 2022.
	2023	2022

Accounts receivable
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$-	$399,465
	$-	$399,465
	2023	2022

Due to related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$-	$598
	$-	$598

	2023	2022	2021

Cost of revenues
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$8,480	$11,830	$52,961
	$8,480	$11,830	$52,961
(1)	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholders of HiTek are under common control. As of December 31, 2022, accounts receivable from Beijing Zhongzhe Yuantong Technology Co., Ltd. was $399,465. As of December 31, 2023, it was collected by the Company.
(2)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of $8,480, $11,830 and $52,961 for fiscal year ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company has outstanding advances owed to Fengqi (Beijing) Zhineng Technology Co., Ltd., of $nil and $598, respectively. The advances are due on demand and non-interest bearing.